Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lessee Operating Lease Liability Maturity [Line Items]
Summary of Future Minimum Operating Lease Liabilities
As of December 31, 2021, the future minimum lease payments due under the OKS Building 600/700 Lease and the OKS Sublease were as follows (in thousands):

Future Minimum Lease Payments
2022	$1,779
2023	2,315
2024	1,067

Total future minimum lease payments	$5,161

Summary of Future Operating Lease Liability
Future minimum lease payments for all leases, net of $11.0 million expected to be received and intended to be used related to the remaining tenant improvement allowance and rent credits associated with the 60 First Street Lease, as of September 30, 2023 were as follows (in thousands):

As of September 30, 2023
Remaining of 2023	$548
2024	(8,956)
2025	6,247
2026	7,341
2027	7,557
Thereafter	52,498

Total future minimum lease payments	65,235
Less: interest	(34,015)

Present value of operating lease liabilities	$31,220

OKS Building Six Hundred By Seven Hundred And OKS Sub Lease Agreement After Amendment One [Member]
Lessee Operating Lease Liability Maturity [Line Items]
Summary of Future Operating Lease Liability
As of December 31, 2022, the future minimum lease payments due under the OKS Combined Facility Lease were as follows (in thousands):

Amount
2023	$2,621
Less: effect of discounting	(92)

Total lease liability	$2,529

Cummings Park Sublease [Member]
Lessee Operating Lease Liability Maturity [Line Items]
Summary of Future Operating Lease Liability
As of December 31, 2022, the future minimum lease payments due under the Cummings Park Sublease were as follows (in thousands):

Amount
2023	$411
2024	212

Total remaining minimum lease payments	623
Less: effect of discounting	(22)

Total lease liability	$601